Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits
20.	Deposits

Deposits	as of December 31, 2021 and 2022 are as follows:

	2021		2022
Demand deposits:
Korean won	~~W~~	151,787,483	132,604,867
Foreign currencies		20,320,241	24,841,409

		172,107,724	157,446,276

Time deposits:
Korean won		140,651,250	171,355,724
Foreign currencies		20,847,651	24,910,187

		161,498,901	196,265,911

Certificates of deposits		16,576,536	14,921,375
Discount note deposits		5,818,001	6,631,858
CMA		5,246,478	4,634,010
Others		3,649,035	3,111,315

	~~W~~	364,896,675	383,010,745